Average Annual Total Returns	0 Months Ended
	Jul. 31, 2012
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.20%
5 Years	6.28%
10 Years	5.54%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.69%
5 Years	4.27%
10 Years	4.17%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class D
Average Annual Return:
1 Year	5.64%
5 Years	3.00%
10 Years	3.22%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	5.98%
5 Years	3.35%
10 Years	3.59%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.85%	[1]
5 Years	3.24%	[1]
10 Years	3.50%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.12%	[1]
5 Years	3.33%	[1]
10 Years	3.57%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class P
Average Annual Return:
1 Year	5.88%
5 Years	3.25%
10 Years	3.50%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.73%
5 Years	3.00%
Since Inception	3.02%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	4.12%
5 Years	3.31%
Since Inception	3.34%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class D
Average Annual Return:
1 Year	0.35%
5 Years	1.98%
Since Inception	2.11%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class
Average Annual Return:
1 Year	0.75%
5 Years	2.39%
Since Inception	2.52%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.70%	[1]
5 Years	2.34%	[1]
Since Inception	2.47%	[1]
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.98%	[1]
5 Years	2.34%	[1]
Since Inception	2.46%	[1]
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class P
Average Annual Return:
1 Year	0.65%
5 Years	2.29%
Since Inception	2.42%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.18%)
5 Years	2.10%
10 Years	4.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Lipper Convertible Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(5.69%)
5 Years	1.88%
10 Years	4.91%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Administrative Class
Average Annual Return:
1 Year	(3.02%)
5 Years	2.90%
10 Years	5.54%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class D
Average Annual Return:
1 Year	(3.12%)
5 Years	2.76%
10 Years	5.43%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Average Annual Return:
1 Year	(2.72%)
5 Years	3.17%
10 Years	5.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.86%)	[1]
5 Years	2.07%	[1]
10 Years	4.65%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.58%)	[1]
5 Years	2.14%	[1]
10 Years	4.41%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class P
Average Annual Return:
1 Year	(2.95%)
5 Years	3.05%
10 Years	5.74%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.92%
5 Years	6.83%
Since Inception	7.67%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.87%
5 Years	5.49%
Since Inception	5.59%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.99%
5 Years	5.42%
Since Inception	6.36%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Administrative Class
Average Annual Return:
1 Year	4.16%
5 Years	6.91%
Since Inception	7.89%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class D
Average Annual Return:
1 Year	4.00%
5 Years	6.76%
Since Inception	7.71%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class
Average Annual Return:
1 Year	4.42%
5 Years	7.18%
Since Inception	8.15%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.36%	[1]
5 Years	4.77%	[1]
Since Inception	5.83%	[1]
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.89%	[1]
5 Years	4.69%	[1]
Since Inception	5.64%	[1]
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class P
Average Annual Return:
1 Year	4.32%
5 Years	7.07%
Since Inception	8.04%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(1.75%)
5 Years	9.19%
Since Inception	9.18%
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Administrative Class
Average Annual Return:
1 Year	(1.04%)
5 Years	7.96%
Since Inception	7.96%
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class D
Average Annual Return:
1 Year	(1.23%)
5 Years	7.78%
Since Inception	7.77%
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class
Average Annual Return:
1 Year	(0.79%)
5 Years	8.24%
Since Inception	8.23%
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.51%)	[1]
5 Years	5.43%	[1]
Since Inception	5.42%	[1]
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.47%)	[1]
5 Years	5.38%	[1]
Since Inception	5.37%	[1]
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class P
Average Annual Return:
1 Year	(0.89%)
5 Years	8.14%
Since Inception	8.13%
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.46%
5 Years	8.08%
10 Years	11.04%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Administrative Class
Average Annual Return:
1 Year	6.46%
5 Years	7.16%
10 Years	11.13%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class D
Average Annual Return:
1 Year	6.28%
5 Years	6.99%
10 Years	10.96%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class
Average Annual Return:
1 Year	6.73%
5 Years	7.43%
10 Years	11.41%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.82%	[1]
5 Years	5.02%	[1]
10 Years	8.23%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.33%	[1]
5 Years	4.92%	[1]
10 Years	8.00%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class P
Average Annual Return:
1 Year	6.62%
5 Years	7.32%
10 Years	11.29%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	3.24%
Since Inception	12.24%
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class D
Average Annual Return:
1 Year	0.70%
Since Inception	9.76%
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class
Average Annual Return:
1 Year	1.10%
Since Inception	10.20%
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.62%)	[1]
Since Inception	7.86%	[1]
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.74%	[1]
Since Inception	7.39%	[1]
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class P
Average Annual Return:
1 Year	1.00%
Since Inception	10.15%
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
5 Years	4.15%
Since Inception	5.59%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
5 Years	4.54%
Since Inception	5.96%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Administrative Class
Average Annual Return:
1 Year	(5.18%)
5 Years	3.56%
Since Inception	5.09%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class D
Average Annual Return:
1 Year	(5.33%)
5 Years	3.41%
Since Inception	4.93%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class
Average Annual Return:
1 Year	(4.95%)
5 Years	3.83%
Since Inception	5.36%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.50%)	[1]
5 Years	2.01%	[1]
Since Inception	3.52%	[1]
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.19%)	[1]
5 Years	2.24%	[1]
Since Inception	3.56%	[1]
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class P
Average Annual Return:
1 Year	(5.04%)
5 Years	3.72%
Since Inception	5.26%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Citigroup STRIPS Index, 20+ Year Sub-Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	58.12%
5 Years	14.75%
Since Inception	14.32%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.16%
5 Years	6.24%
Since Inception	6.37%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class
Average Annual Return:
1 Year	55.81%
5 Years	15.85%
Since Inception	15.36%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	49.99%	[1]
5 Years	11.11%	[1]
Since Inception	10.77%	[1]
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	36.13%	[1]
5 Years	10.71%	[1]
Since Inception	10.38%	[1]
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Class P
Average Annual Return:
1 Year	55.65%
5 Years	15.74%
Since Inception	15.26%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Since Inception	2.66%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(3.65%)
5 Years	(0.81%)
Since Inception	1.48%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Lipper Loan Participation Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.23%
5 Years	1.94%
Since Inception	2.95%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Administrative Class
Average Annual Return:
1 Year	(4.90%)
5 Years	0.57%
Since Inception	2.72%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class D
Average Annual Return:
1 Year	(5.04%)
5 Years	0.42%
Since Inception	2.56%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class
Average Annual Return:
1 Year	(4.66%)
5 Years	0.81%
Since Inception	2.98%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.09%)	[1]
5 Years	(1.06%)	[1]
Since Inception	1.10%	[1]
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.00%)	[1]
5 Years	(0.38%)	[1]
Since Inception	1.46%	[1]
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class P
Average Annual Return:
1 Year	(4.75%)
5 Years	0.71%
Since Inception	2.87%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.47%
5 Years	4.62%
10 Years	4.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.77%
5 Years	6.32%
10 Years	7.16%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Average Annual Return:
1 Year	6.51%
5 Years	6.81%
10 Years	5.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class D
Average Annual Return:
1 Year	6.35%
5 Years	6.64%
10 Years	5.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	6.77%
5 Years	7.08%
10 Years	6.18%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.88%	[1]
5 Years	4.90%	[1]
10 Years	4.12%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.37%	[1]
5 Years	4.77%	[1]
10 Years	4.08%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class P
Average Annual Return:
1 Year	6.67%
5 Years	6.98%
10 Years	6.08%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.57%
5 Years	7.77%
Since Inception	6.56%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.77%
5 Years	6.32%
Since Inception	5.70%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	8.11%
5 Years	9.13%
Since Inception	7.28%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class D
Average Annual Return:
1 Year	7.95%
5 Years	8.96%
Since Inception	7.09%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	8.37%
5 Years	9.40%
Since Inception	7.55%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.55%	[1]
5 Years	6.64%	[1]
Since Inception	5.36%	[1]
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.42%	[1]
5 Years	6.36%	[1]
Since Inception	5.15%	[1]
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class P
Average Annual Return:
1 Year	8.27%
5 Years	9.30%
Since Inception	7.44%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	7.37%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | PIMCO Global Advantage Bond Index® (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.80%
Since Inception	9.06%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
Since Inception	9.61%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class D
Average Annual Return:
1 Year	4.29%
Since Inception	9.10%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class
Average Annual Return:
1 Year	4.70%
Since Inception	9.50%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.27%	[1]
Since Inception	7.57%	[1]
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.07%	[1]
Since Inception	7.02%	[1]
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class P
Average Annual Return:
1 Year	4.59%
Since Inception	9.39%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	7.58%
10 Years	7.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
5 Years	5.29%
10 Years	6.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	8.92%
5 Years	8.37%
10 Years	8.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class D
Average Annual Return:
1 Year	8.77%
5 Years	8.21%
10 Years	8.57%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	9.19%
5 Years	8.64%
10 Years	9.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.21%	[1]
5 Years	5.78%	[1]
10 Years	6.49%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.95%	[1]
5 Years	5.66%	[1]
10 Years	6.29%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class P
Average Annual Return:
1 Year	9.08%
5 Years	8.53%
10 Years	8.89%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.17%
5 Years	5.27%
10 Years	4.97%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
5 Years	5.29%
10 Years	6.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Average Annual Return:
1 Year	8.33%
5 Years	6.61%
10 Years	5.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	8.59%
5 Years	6.86%
10 Years	6.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.19%	[1]
5 Years	4.92%	[1]
10 Years	4.32%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.55%	[1]
5 Years	4.72%	[1]
10 Years	4.21%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class P
Average Annual Return:
1 Year	8.49%
5 Years	6.75%
10 Years	6.03%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.90%
5 Years	6.95%
10 Years	5.83%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Lipper GNMA Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.62%
5 Years	6.41%
10 Years	5.18%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class D
Average Annual Return:
1 Year	7.98%
5 Years	7.34%
10 Years	5.91%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Average Annual Return:
1 Year	8.41%
5 Years	7.76%
10 Years	6.34%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.51%	[1]
5 Years	5.51%	[1]
10 Years	4.46%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.47%	[1]
5 Years	5.33%	[1]
10 Years	4.33%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class P
Average Annual Return:
1 Year	8.30%
5 Years	7.65%
10 Years	6.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
Since Inception	0.12%
Inception Date of Fund	Jan. 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.01%
Since Inception	0.05%
Inception Date of Fund	Jan. 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class M
Average Annual Return:
1 Year	0.03%
Since Inception	0.11%
Inception Date of Fund	Jan. 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class P
Average Annual Return:
1 Year	0.04%
Since Inception	0.08%
Inception Date of Fund	Jan. 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.40%
5 Years	6.84%
10 Years	7.94%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
5 Years	5.10%
10 Years	7.00%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Administrative Class
Average Annual Return:
1 Year	3.74%
5 Years	6.00%
10 Years	7.35%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class D
Average Annual Return:
1 Year	3.64%
5 Years	5.87%
10 Years	7.20%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class
Average Annual Return:
1 Year	4.00%
5 Years	6.26%
10 Years	7.61%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.35%	[1]
5 Years	3.37%	[1]
10 Years	4.73%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.60%	[1]
5 Years	3.60%	[1]
10 Years	4.77%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class P
Average Annual Return:
1 Year	3.90%
5 Years	6.14%
10 Years	7.50%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.83%
5 Years	3.48%
Since Inception	3.95%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.98%
5 Years	1.53%
Since Inception	2.22%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class D
Average Annual Return:
1 Year	8.28%
5 Years	0.13%
Since Inception	1.44%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	8.55%
5 Years	0.41%
Since Inception	1.73%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	8.44%	[1]
5 Years	0.29%	[1]
Since Inception	1.61%	[1]
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.55%	[1]
5 Years	0.99%	[1]
Since Inception	2.12%	[1]
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class P
Average Annual Return:
1 Year	8.45%
5 Years	0.31%
Since Inception	1.63%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.16%
Since Inception	5.19%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
Since Inception	5.05%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class D
Average Annual Return:
1 Year	2.35%
Since Inception	5.77%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class
Average Annual Return:
1 Year	2.71%
Since Inception	6.15%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.15%	[1]
Since Inception	3.54%	[1]
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.76%	[1]
Since Inception	3.76%	[1]
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class P
Average Annual Return:
1 Year	2.60%
Since Inception	6.04%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	6.51%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.99%
Since Inception	5.46%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Administrative Class
Average Annual Return:
1 Year	6.13%
Since Inception	8.92%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class D
Average Annual Return:
1 Year	6.08%
Since Inception	8.87%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class
Average Annual Return:
1 Year	6.36%
Since Inception	9.20%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.49%	[1]
Since Inception	6.54%	[1]
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.14%	[1]
Since Inception	6.29%	[1]
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class P
Average Annual Return:
1 Year	6.27%
Since Inception	9.09%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Administrative Class
Average Annual Return:
1 Year	6.60%
5 Years	8.85%
10 Years	7.72%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class D
Average Annual Return:
1 Year	6.44%
5 Years	8.70%
10 Years	7.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class
Average Annual Return:
1 Year	6.86%
5 Years	9.13%
10 Years	7.99%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.42%	[1]
5 Years	6.20%	[1]
10 Years	5.32%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.88%	[1]
5 Years	6.20%	[1]
10 Years	5.31%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class P
Average Annual Return:
1 Year	6.76%
5 Years	9.02%
10 Years	7.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Barclays Long-Term Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	22.49%
5 Years	9.71%
Since Inception	9.64%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.16%
5 Years	6.24%
Since Inception	6.37%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class
Average Annual Return:
1 Year	18.57%
5 Years	11.12%
Since Inception	10.93%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	15.44%	[1]
5 Years	8.47%	[1]
Since Inception	8.33%	[1]
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	12.35%	[1]
5 Years	8.03%	[1]
Since Inception	7.90%	[1]
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Class P
Average Annual Return:
1 Year	18.45%
5 Years	11.02%
Since Inception	10.82%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Barclays U.S. Long Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	17.13%
Since Inception	19.34%
Inception Date of Fund	Mar. 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	10.47%
Inception Date of Fund	Mar. 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class
Average Annual Return:
1 Year	17.10%
Since Inception	18.89%
Inception Date of Fund	Mar. 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	13.12%	[1]
Since Inception	14.85%	[1]
Inception Date of Fund	Mar. 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	11.24%	[1]
Since Inception	13.91%	[1]
Inception Date of Fund	Mar. 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Class P
Average Annual Return:
1 Year	16.99%
Since Inception	18.77%
Inception Date of Fund	Mar. 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.93%
5 Years	11.00%
10 Years	8.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Lipper General U.S. Government Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.45%
5 Years	5.79%
10 Years	4.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Administrative Class
Average Annual Return:
1 Year	27.76%
5 Years	11.49%
10 Years	9.09%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class
Average Annual Return:
1 Year	28.08%
5 Years	11.76%
10 Years	9.36%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	21.54%	[1]
5 Years	8.34%	[1]
10 Years	6.65%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	18.11%	[1]
5 Years	8.10%	[1]
10 Years	6.50%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Class P
Average Annual Return:
1 Year	27.96%
5 Years	11.65%
10 Years	9.26%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.27%
5 Years	3.05%
10 Years	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Administrative Class
Average Annual Return:
1 Year	1.46%
5 Years	4.96%
10 Years	4.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class D
Average Annual Return:
1 Year	1.42%
5 Years	4.90%
10 Years	4.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class
Average Annual Return:
1 Year	1.71%
5 Years	5.21%
10 Years	4.42%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.78%	[1]
5 Years	3.68%	[1]
10 Years	2.95%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.12%	[1]
5 Years	3.57%	[1]
10 Years	2.91%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class P
Average Annual Return:
1 Year	1.61%
5 Years	5.11%
10 Years	4.32%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.27%
5 Years	3.05%
10 Years	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Administrative Class
Average Annual Return:
1 Year	1.89%
5 Years	4.32%
10 Years	3.61%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class
Average Annual Return:
1 Year	2.15%
5 Years	4.58%
10 Years	3.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.46%	[1]
5 Years	3.32%	[1]
10 Years	2.58%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.39%	[1]
5 Years	3.19%	[1]
10 Years	2.55%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Class P
Average Annual Return:
1 Year	2.05%
5 Years	4.47%
10 Years	3.76%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.27%
5 Years	3.05%
10 Years	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Administrative Class
Average Annual Return:
1 Year	2.12%
5 Years	4.59%
10 Years	3.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class
Average Annual Return:
1 Year	2.38%
5 Years	4.85%
10 Years	4.22%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.43%	[1]
5 Years	3.21%	[1]
10 Years	2.68%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.54%	[1]
5 Years	3.18%	[1]
10 Years	2.69%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Class P
Average Annual Return:
1 Year	2.28%
5 Years	4.75%
10 Years	4.11%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Barclays Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.80%
5 Years	5.88%
10 Years	5.20%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	3.82%
5 Years	4.73%
10 Years	4.27%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class
Average Annual Return:
1 Year	3.73%
5 Years	7.31%
10 Years	6.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.47%	[1]
5 Years	5.27%	[1]
10 Years	4.19%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.61%	[1]
5 Years	5.10%	[1]
10 Years	4.12%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Class P
Average Annual Return:
1 Year	3.63%
5 Years	7.19%
10 Years	5.99%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.04%
5 Years	1.58%
10 Years	1.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Administrative Class
Average Annual Return:
1 Year	0.07%
5 Years	1.40%
10 Years	1.68%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.07%
5 Years	1.51%
10 Years	1.87%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.32%
5 Years	6.61%
10 Years	5.72%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	5.75%
5 Years	5.21%
10 Years	4.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Administrative Class
Average Annual Return:
1 Year	5.19%
5 Years	6.85%
10 Years	5.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class D
Average Annual Return:
1 Year	5.03%
5 Years	6.69%
10 Years	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Average Annual Return:
1 Year	5.45%
5 Years	7.12%
10 Years	6.20%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.48%	[1]
5 Years	4.62%	[1]
10 Years	4.11%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.72%	[1]
5 Years	4.63%	[1]
10 Years	4.08%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class P
Average Annual Return:
1 Year	5.35%
5 Years	7.01%
10 Years	6.09%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.58%
5 Years	3.77%
10 Years	4.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Administrative Class
Average Annual Return:
1 Year	9.02%
5 Years	1.80%
10 Years	3.33%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class D
Average Annual Return:
1 Year	8.95%
5 Years	1.72%
10 Years	3.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	9.28%
5 Years	2.04%
10 Years	3.58%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	9.13%	[1]
5 Years	1.88%	[1]
10 Years	3.48%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.48%	[1]
5 Years	2.19%	[1]
10 Years	3.59%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class P
Average Annual Return:
1 Year	9.17%
5 Years	1.92%
10 Years	3.45%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.59%
5 Years	5.01%
10 Years	5.44%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.70%
5 Years	3.78%
10 Years	4.46%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class D
Average Annual Return:
1 Year	6.70%
5 Years	3.85%
10 Years	4.52%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	7.05%
5 Years	4.20%
10 Years	4.89%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.96%	[1]
5 Years	4.05%	[1]
10 Years	4.76%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.91%	[1]
5 Years	4.01%	[1]
10 Years	4.66%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class P
Average Annual Return:
1 Year	6.95%
5 Years	4.09%
10 Years	4.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.55%
5 Years	7.95%
10 Years	7.57%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	11.08%
5 Years	6.67%
10 Years	7.05%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Administrative Class
Average Annual Return:
1 Year	11.29%
5 Years	8.09%
10 Years	7.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class D
Average Annual Return:
1 Year	11.12%
5 Years	7.91%
10 Years	7.40%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class
Average Annual Return:
1 Year	11.57%
5 Years	8.36%
10 Years	7.87%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	9.22%	[1]
5 Years	6.21%	[1]
10 Years	5.70%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.89%	[1]
5 Years	5.91%	[1]
10 Years	5.52%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class P
Average Annual Return:
1 Year	11.45%
5 Years	8.26%
10 Years	7.76%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.58%
5 Years	3.03%
10 Years	2.64%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.42%
5 Years	2.50%
10 Years	2.48%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Administrative Class
Average Annual Return:
1 Year	0.40%
5 Years	(0.84%)
10 Years	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class D
Average Annual Return:
1 Year	0.25%
5 Years	(1.00%)
10 Years	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class
Average Annual Return:
1 Year	0.65%
5 Years	(0.60%)
10 Years	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.58%	[1]
5 Years	(0.70%)	[1]
10 Years	0.88%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.95%	[1]
5 Years	(0.22%)	[1]
10 Years	1.16%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class P
Average Annual Return:
1 Year	0.55%
5 Years	(0.71%)
10 Years	0.83%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.39%
5 Years	1.73%
10 Years	2.22%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Administrative Class
Average Annual Return:
1 Year	0.10%
5 Years	2.67%
10 Years	2.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class D
Average Annual Return:
1 Year	0.08%
5 Years	2.63%
10 Years	2.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class
Average Annual Return:
1 Year	0.35%
5 Years	2.93%
10 Years	2.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.36%)	[1]
5 Years	1.77%	[1]
10 Years	1.79%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.29%	[1]
5 Years	1.85%	[1]
10 Years	1.84%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class P
Average Annual Return:
1 Year	0.25%
5 Years	2.82%
10 Years	2.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Administrative Class
Average Annual Return:
1 Year	3.90%
5 Years	7.82%
10 Years	6.53%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class D
Average Annual Return:
1 Year	3.86%
5 Years	7.76%
10 Years	6.47%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class
Average Annual Return:
1 Year	4.16%
5 Years	8.09%
10 Years	6.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.76%	[1]
5 Years	5.90%	[1]
10 Years	4.73%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.69%	[1]
5 Years	5.77%	[1]
10 Years	4.68%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class P
Average Annual Return:
1 Year	4.06%
5 Years	7.98%
10 Years	6.69%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Administrative Class
Average Annual Return:
1 Year	4.24%
5 Years	7.55%
10 Years	6.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class
Average Annual Return:
1 Year	4.50%
5 Years	7.82%
10 Years	6.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.60%	[1]
5 Years	5.73%	[1]
10 Years	4.43%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.95%	[1]
5 Years	5.54%	[1]
10 Years	4.37%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Class P
Average Annual Return:
1 Year	4.40%
5 Years	7.71%
10 Years	6.28%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Administrative Class
Average Annual Return:
1 Year	3.27%
5 Years	7.51%
10 Years	6.42%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class
Average Annual Return:
1 Year	3.53%
5 Years	7.78%
10 Years	6.69%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.27%	[1]
5 Years	5.39%	[1]
10 Years	4.51%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.31%	[1]
5 Years	5.28%	[1]
10 Years	4.47%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Class P
Average Annual Return:
1 Year	3.42%
5 Years	7.67%
10 Years	6.58%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
Since Inception	0.91%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Lipper Absolute Return Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	5.98%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class D
Average Annual Return:
1 Year	0.24%
Since Inception	5.60%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class
Average Annual Return:
1 Year	0.64%
Since Inception	6.02%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.25%)	[1]
Since Inception	4.78%	[1]
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.42%	[1]
Since Inception	4.44%	[1]
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class P
Average Annual Return:
1 Year	0.55%
Since Inception	5.92%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | 3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.18%
Since Inception	0.32%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	9.59%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class D
Average Annual Return:
1 Year	(0.30%)
Since Inception	2.43%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class
Average Annual Return:
1 Year	0.10%
Since Inception	2.84%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.34%)	[1]
Since Inception	2.27%	[1]
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.17%	[1]
Since Inception	2.16%	[1]
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class P
Average Annual Return:
1 Year	none
Since Inception	2.74%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.20%
5 Years	6.28%
10 Years	5.54%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.69%
5 Years	4.27%
10 Years	4.17%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	1.68%
5 Years	2.37%
10 Years	2.90%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.56%	[2]
5 Years	2.28%	[2]
10 Years	2.81%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.17%	[2]
5 Years	2.45%	[2]
10 Years	2.92%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	3.85%
5 Years	2.24%
10 Years	2.49%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.73%
5 Years	3.00%
Since Inception	3.02%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	4.12%
5 Years	3.31%
Since Inception	3.34%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Average Annual Return:
1 Year	(1.91%)
5 Years	1.51%
Since Inception	1.67%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.94%)	[2]
5 Years	1.47%	[2]
Since Inception	1.62%	[2]
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.88%)	[2]
5 Years	1.54%	[2]
Since Inception	1.68%	[2]
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class C
Average Annual Return:
1 Year	(0.94%)
5 Years	1.64%
Since Inception	1.77%
Inception Date of Fund	Aug. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.18%)
5 Years	2.10%
10 Years	4.88%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Lipper Convertible Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(5.69%)
5 Years	1.88%
10 Years	4.91%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A
Average Annual Return:
1 Year	(8.47%)
5 Years	1.61%
10 Years	4.84%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.53%)	[2]
5 Years	0.52%	[2]
10 Years	3.64%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.33%)	[2]
5 Years	0.81%	[2]
10 Years	3.51%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class C
Average Annual Return:
1 Year	(4.80%)
5 Years	1.99%
10 Years	4.65%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.87%
5 Years	5.49%
Since Inception	5.59%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.92%
5 Years	6.83%
Since Inception	7.67%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.99%
5 Years	5.42%
Since Inception	6.36%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A
Average Annual Return:
1 Year	0.10%
5 Years	5.94%
Since Inception	7.23%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.74%)	[2]
5 Years	3.70%	[2]
Since Inception	5.07%	[2]
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.09%	[2]
5 Years	3.72%	[2]
Since Inception	4.93%	[2]
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class B
Average Annual Return:
1 Year	(0.22%)
5 Years	5.88%
Since Inception	6.96%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class C
Average Annual Return:
1 Year	2.25%
5 Years	5.96%
Since Inception	6.92%
Inception Date of Fund	Jul. 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | JPMorgan Government Bond Index-Emerging Markets Global Diversifed Index (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.75%)
5 Years	9.19%
Since Inception	9.18%
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A
Average Annual Return:
1 Year	(4.89%)
5 Years	6.96%
Since Inception	6.95%
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.40%)	[2]
5 Years	4.33%	[2]
Since Inception	4.33%	[2]
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.14%)	[2]
5 Years	4.39%	[2]
Since Inception	4.38%	[2]
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class C
Average Annual Return:
1 Year	(2.91%)
5 Years	6.98%
Since Inception	6.97%
Inception Date of Fund	Dec. 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.46%
5 Years	8.08%
10 Years	11.04%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A
Average Annual Return:
1 Year	2.30%
5 Years	6.18%
10 Years	10.53%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.61%	[2]
5 Years	3.94%	[2]
10 Years	7.53%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.46%	[2]
5 Years	3.94%	[2]
10 Years	7.33%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class B
Average Annual Return:
1 Year	1.99%
5 Years	6.12%
10 Years	10.38%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class C
Average Annual Return:
1 Year	4.49%
5 Years	6.20%
10 Years	10.13%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.24%
Since Inception	12.24%
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A
Average Annual Return:
1 Year	(3.07%)
Since Inception	8.09%
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.70%)	[2]
Since Inception	5.81%	[2]
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.97%)	[2]
Since Inception	5.61%	[2]
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class C
Average Annual Return:
1 Year	(1.01%)
Since Inception	8.94%
Inception Date of Fund	Jul. 01, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
5 Years	4.15%
Since Inception	5.59%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
5 Years	4.54%
Since Inception	5.96%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A
Average Annual Return:
1 Year	(8.88%)
5 Years	2.62%
Since Inception	4.32%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.28%)	[2]
5 Years	0.97%	[2]
Since Inception	2.65%	[2]
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.75%)	[2]
5 Years	1.30%	[2]
Since Inception	2.76%	[2]
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class C
Average Annual Return:
1 Year	(6.97%)
5 Years	2.64%
Since Inception	4.15%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Since Inception	2.66%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(3.65%)
5 Years	(0.81%)
Since Inception	1.48%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Lipper Loan Participation Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.23%
5 Years	1.94%
Since Inception	2.95%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A
Average Annual Return:
1 Year	(7.19%)
5 Years	(0.04%)
Since Inception	2.25%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.45%)	[2]
5 Years	(1.77%)	[2]
Since Inception	0.52%	[2]
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(4.64%)	[2]
5 Years	(1.02%)	[2]
Since Inception	0.93%	[2]
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class C
Average Annual Return:
1 Year	(6.24%)
5 Years	0.11%
Since Inception	2.24%
Inception Date of Fund	Jul. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.47%
5 Years	4.62%
10 Years	4.59%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.77%
5 Years	6.32%
10 Years	7.16%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Average Annual Return:
1 Year	2.34%
5 Years	5.80%
10 Years	5.31%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.67%	[2]
5 Years	3.81%	[2]
10 Years	3.42%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.50%	[2]
5 Years	3.77%	[2]
10 Years	3.43%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class B
Average Annual Return:
1 Year	2.03%
5 Years	5.74%
10 Years	5.17%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class C
Average Annual Return:
1 Year	4.54%
5 Years	5.82%
10 Years	4.93%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class R
Average Annual Return:
1 Year	6.07%
5 Years	6.35%
10 Years	5.44%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.57%
5 Years	7.77%
Since Inception	6.56%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.77%
5 Years	6.32%
Since Inception	5.70%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A
Average Annual Return:
1 Year	3.88%
5 Years	8.10%
Since Inception	6.55%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.28%	[2]
5 Years	5.52%	[2]
Since Inception	4.53%	[2]
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.51%	[2]
5 Years	5.33%	[2]
Since Inception	4.38%	[2]
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class C
Average Annual Return:
1 Year	6.13%
5 Years	8.12%
Since Inception	6.28%
Inception Date of Fund	Apr. 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | PIMCO Global Advantage Bond Index® (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.80%
Since Inception	9.06%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	7.37%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
Since Inception	9.61%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A
Average Annual Return:
1 Year	0.41%
Since Inception	7.65%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.82%)	[2]
Since Inception	5.89%	[2]
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.28%	[2]
Since Inception	5.53%	[2]
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class C
Average Annual Return:
1 Year	2.51%
Since Inception	8.25%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class R
Average Annual Return:
1 Year	4.03%
Since Inception	8.80%
Inception Date of Fund	Feb. 05, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.17%
5 Years	5.27%
10 Years	4.97%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
5 Years	5.29%
10 Years	6.17%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A
Average Annual Return:
1 Year	4.14%
5 Years	5.63%
10 Years	5.32%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.92%	[2]
5 Years	3.86%	[2]
10 Years	3.65%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.66%	[2]
5 Years	3.76%	[2]
10 Years	3.59%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class B
Average Annual Return:
1 Year	3.89%
5 Years	5.57%
10 Years	5.17%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class C
Average Annual Return:
1 Year	6.39%
5 Years	5.65%
10 Years	4.93%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.90%
5 Years	6.95%
10 Years	5.83%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Lipper GNMA Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.62%
5 Years	6.41%
10 Years	5.18%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Average Annual Return:
1 Year	3.97%
5 Years	6.52%
10 Years	5.51%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.30%	[2]
5 Years	4.43%	[2]
10 Years	3.79%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.59%	[2]
5 Years	4.35%	[2]
10 Years	3.70%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class B
Average Annual Return:
1 Year	3.67%
5 Years	6.46%
10 Years	5.36%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class C
Average Annual Return:
1 Year	6.18%
5 Years	6.54%
10 Years	5.12%
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
Since Inception	0.12%
Inception Date of Fund	Jan. 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Lipper U.S. Government Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.01%
Since Inception	0.03%
Inception Date of Fund	Jan. 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class A
Average Annual Return:
1 Year	0.03%
Since Inception	0.06%
Inception Date of Fund	Jan. 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class C
Average Annual Return:
1 Year	0.03%
Since Inception	0.06%
Inception Date of Fund	Jan. 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.40%
5 Years	6.84%
10 Years	7.94%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
5 Years	5.10%
10 Years	7.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A
Average Annual Return:
1 Year	(0.25%)
5 Years	5.07%
10 Years	6.79%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.67%)	[2]
5 Years	2.34%	[2]
10 Years	4.07%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.16%)	[2]
5 Years	2.67%	[2]
10 Years	4.16%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class B
Average Annual Return:
1 Year	(0.52%)
5 Years	5.01%
10 Years	6.64%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class C
Average Annual Return:
1 Year	1.90%
5 Years	5.09%
10 Years	6.41%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class R
Average Annual Return:
1 Year	3.38%
5 Years	5.61%
10 Years	6.93%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.83%
5 Years	3.48%
Since Inception	3.95%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.98%
5 Years	1.53%
Since Inception	2.22%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	4.22%
5 Years	(0.47%)
Since Inception	0.87%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.12%	[2]
5 Years	(0.58%)	[2]
Since Inception	0.75%	[2]
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.58%	[2]
5 Years	0.21%	[2]
Since Inception	1.35%	[2]
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	6.48%
5 Years	(0.61%)
Since Inception	0.69%
Inception Date of Fund	Jul. 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.16%
Since Inception	5.19%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
Since Inception	5.05%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A
Average Annual Return:
1 Year	(1.47%)
Since Inception	2.69%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.81%)	[2]
Since Inception	0.29%	[2]
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.95%)	[2]
Since Inception	0.93%	[2]
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class C
Average Annual Return:
1 Year	0.64%
Since Inception	4.98%
Inception Date of Fund	Sep. 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	6.51%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.99%
Since Inception	5.46%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A
Average Annual Return:
1 Year	1.97%
Since Inception	7.84%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.64%)	[2]
Since Inception	5.38%	[2]
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.29%	[2]
Since Inception	5.23%	[2]
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class C
Average Annual Return:
1 Year	4.27%
Since Inception	7.90%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class R
Average Annual Return:
1 Year	5.71%
Since Inception	8.45%
Inception Date of Fund	Mar. 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A
Average Annual Return:
1 Year	2.43%
5 Years	7.87%
10 Years	7.14%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.23%	[2]
5 Years	5.12%	[2]
10 Years	4.64%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.99%	[2]
5 Years	5.21%	[2]
10 Years	4.67%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class C
Average Annual Return:
1 Year	4.66%
5 Years	7.89%
10 Years	6.75%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.93%
5 Years	11.00%
10 Years	8.95%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Lipper General U.S. Government Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.45%
5 Years	5.79%
10 Years	4.88%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A
Average Annual Return:
1 Year	22.83%
5 Years	10.48%
10 Years	8.51%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	16.71%	[2]
5 Years	7.24%	[2]
10 Years	5.97%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	14.72%	[2]
5 Years	7.09%	[2]
10 Years	5.86%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class B
Average Annual Return:
1 Year	23.17%
5 Years	10.44%
10 Years	8.36%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class C
Average Annual Return:
1 Year	25.68%
5 Years	10.50%
10 Years	8.12%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.27%
5 Years	3.05%
10 Years	3.12%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A
Average Annual Return:
1 Year	(0.93%)
5 Years	4.33%
10 Years	3.75%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.72%)	[2]
5 Years	2.94%	[2]
10 Years	2.43%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.60%)	[2]
5 Years	2.89%	[2]
10 Years	2.43%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class B
Average Annual Return:
1 Year	(4.36%)
5 Years	3.68%
10 Years	3.44%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class C
Average Annual Return:
1 Year	0.06%
5 Years	4.37%
10 Years	3.51%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class R
Average Annual Return:
1 Year	1.10%
5 Years	4.55%
10 Years	3.72%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Lipper Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.02%
5 Years	1.36%
10 Years	1.56%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Average Annual Return:
1 Year	0.07%
5 Years	1.40%
10 Years	1.68%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class B
Average Annual Return:
1 Year	0.07%
5 Years	1.07%
10 Years	1.26%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class C
Average Annual Return:
1 Year	0.07%
5 Years	1.40%
10 Years	1.68%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.32%
5 Years	6.61%
10 Years	5.72%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	5.75%
5 Years	5.21%
10 Years	4.59%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Average Annual Return:
1 Year	1.05%
5 Years	5.89%
10 Years	5.38%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.70%)	[2]
5 Years	3.56%	[2]
10 Years	3.44%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.86%	[2]
5 Years	3.67%	[2]
10 Years	3.46%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class B
Average Annual Return:
1 Year	0.77%
5 Years	5.82%
10 Years	5.23%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class C
Average Annual Return:
1 Year	3.26%
5 Years	5.90%
10 Years	4.99%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.58%
5 Years	3.77%
10 Years	4.38%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	4.86%
5 Years	1.10%
10 Years	2.91%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.72%	[2]
5 Years	0.95%	[2]
10 Years	2.81%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.45%	[2]
5 Years	1.35%	[2]
10 Years	2.96%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	3.14%
5 Years	0.62%
10 Years	2.69%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	7.41%
5 Years	1.21%
10 Years	2.71%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.59%
5 Years	5.01%
10 Years	5.44%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.70%
5 Years	3.78%
10 Years	4.46%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	2.70%
5 Years	3.22%
10 Years	4.19%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.62%	[2]
5 Years	3.08%	[2]
10 Years	4.07%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.93%	[2]
5 Years	3.12%	[2]
10 Years	4.00%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	4.91%
5 Years	3.08%
10 Years	3.78%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.55%
5 Years	7.95%
10 Years	7.57%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	11.08%
5 Years	6.67%
10 Years	7.05%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A
Average Annual Return:
1 Year	6.94%
5 Years	7.23%
10 Years	7.06%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.84%	[2]
5 Years	5.26%	[2]
10 Years	5.08%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.88%	[2]
5 Years	5.04%	[2]
10 Years	4.93%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class B
Average Annual Return:
1 Year	5.28%
5 Years	6.78%
10 Years	6.83%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class C
Average Annual Return:
1 Year	9.56%
5 Years	7.35%
10 Years	6.86%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class R
Average Annual Return:
1 Year	10.38%
5 Years	7.62%
10 Years	7.12%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.58%
5 Years	3.03%
10 Years	2.64%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.42%
5 Years	2.50%
10 Years	2.48%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A
Average Annual Return:
1 Year	(2.04%)
5 Years	(1.45%)
10 Years	0.32%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.09%)	[2]
5 Years	(1.54%)	[2]
10 Years	0.26%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.93%)	[2]
5 Years	(0.98%)	[2]
10 Years	0.57%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class C
Average Annual Return:
1 Year	(1.04%)
5 Years	(1.29%)
10 Years	0.23%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.39%
5 Years	1.73%
10 Years	2.22%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A
Average Annual Return:
1 Year	(2.18%)
5 Years	2.11%
10 Years	2.30%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.78%)	[2]
5 Years	1.08%	[2]
10 Years	1.32%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.36%)	[2]
5 Years	1.23%	[2]
10 Years	1.40%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class B
Average Annual Return:
1 Year	(5.58%)
5 Years	1.48%
10 Years	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class C
Average Annual Return:
1 Year	(1.21%)
5 Years	2.27%
10 Years	2.23%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class R
Average Annual Return:
1 Year	(0.18%)
5 Years	2.32%
10 Years	2.29%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A
Average Annual Return:
1 Year	(0.15%)
5 Years	6.79%
10 Years	5.91%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.36%)	[2]
5 Years	4.58%	[2]
10 Years	3.92%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.10%)	[2]
5 Years	4.54%	[2]
10 Years	3.91%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class B
Average Annual Return:
1 Year	(0.53%)
5 Years	6.73%
10 Years	5.76%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class C
Average Annual Return:
1 Year	1.97%
5 Years	6.81%
10 Years	5.52%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class R
Average Annual Return:
1 Year	3.49%
5 Years	7.35%
10 Years	6.05%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
Since Inception	0.91%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Lipper Absolute Return Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	5.98%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A
Average Annual Return:
1 Year	(3.50%)
Since Inception	4.45%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.22%)	[2]
Since Inception	3.37%	[2]
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.27%)	[2]
Since Inception	3.18%	[2]
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class C
Average Annual Return:
1 Year	(1.47%)
Since Inception	4.82%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class R
Average Annual Return:
1 Year	(0.01%)
Since Inception	5.34%
Inception Date of Fund	Jun. 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | 3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.18%
Since Inception	0.32%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	9.59%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A
Average Annual Return:
1 Year	(4.00%)
Since Inception	1.09%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.32%)	[2]
Since Inception	0.64%	[2]
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.53%)	[2]
Since Inception	0.72%	[2]
Inception Date of Fund	Jan. 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class C
Average Annual Return:
1 Year	(2.01%)
Since Inception	1.66%
Inception Date of Fund	Jan. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.00%
5 Years	7.25%
Since Inception	7.50%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%
5 Years	6.90%
Since Inception	6.11%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.25%)
5 Years	1.61%
Since Inception	6.34%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Administrative Class
Average Annual Return:
1 Year	2.13%
5 Years	5.36%
Since Inception	8.15%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class D
Average Annual Return:
1 Year	2.00%
5 Years	5.14%
Since Inception	7.84%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class
Average Annual Return:
1 Year	2.44%
5 Years	5.64%
Since Inception	8.42%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.08%	[1]
5 Years	3.04%	[1]
Since Inception	6.00%	[1]
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.60%	[1]
5 Years	3.28%	[1]
Since Inception	5.87%	[1]
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class P
Average Annual Return:
1 Year	2.27%
5 Years	5.56%
Since Inception	8.32%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.32%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.50%
5 Years	8.75%
Since Inception	9.05%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.25%)
5 Years	1.61%
Since Inception	5.19%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class D
Average Annual Return:
1 Year	2.57%
5 Years	6.34%
Since Inception	6.84%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class
Average Annual Return:
1 Year	3.01%
5 Years	6.85%
Since Inception	7.42%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.14%	[1]
5 Years	4.21%	[1]
Since Inception	4.87%	[1]
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.96%	[1]
5 Years	4.34%	[1]
Since Inception	4.89%	[1]
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class P
Average Annual Return:
1 Year	2.92%
5 Years	6.72%
Since Inception	7.24%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	11.64%
Since Inception	(7.14%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
Since Inception	4.26%
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(8.04%)
Since Inception	(11.62%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class D
Average Annual Return:
1 Year	10.08%
Since Inception	(7.52%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	10.89%
Since Inception	(7.02%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.77%	[1]
Since Inception	(7.10%)	[1]
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.08%	[1]
Since Inception	(6.00%)	[1]
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class P
Average Annual Return:
1 Year	10.73%
Since Inception	(7.12%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(3.46%)
Since Inception	13.31%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Lipper Commodities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(7.66%)
Since Inception	10.31%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class D
Average Annual Return:
1 Year	(2.84%)
Since Inception	15.01%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(2.35%)
Since Inception	15.56%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.23%)	[1]
Since Inception	11.04%	[1]
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.30%)	[1]
Since Inception	10.78%	[1]
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class P
Average Annual Return:
1 Year	(2.56%)
Since Inception	15.38%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
5 Years	(2.07%)
Since Inception	5.64%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(7.66%)
5 Years	(2.21%)
Since Inception	3.52%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Administrative Class
Average Annual Return:
1 Year	(7.74%)
5 Years	2.16%
Since Inception	9.71%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Class D
Average Annual Return:
1 Year	(8.09%)
5 Years	1.89%
Since Inception	9.44%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class
Average Annual Return:
1 Year	(7.56%)
5 Years	2.41%
Since Inception	9.98%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(15.69%)	[1]
5 Years	(3.21%)	[1]
Since Inception	5.01%	[1]
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(4.52%)	[1]
5 Years	(1.10%)	[1]
Since Inception	5.84%	[1]
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Class P
Average Annual Return:
1 Year	(7.77%)
5 Years	2.32%
Since Inception	9.88%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(18.42%)
Since Inception	22.43%
Inception Date of Fund	Nov. 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | FTSE RAFI® Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(17.88%)
Since Inception	22.82%
Inception Date of Fund	Nov. 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Lipper Emerging Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(20.30%)
Since Inception	20.26%
Inception Date of Fund	Nov. 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(16.80%)
Since Inception	30.40%
Inception Date of Fund	Nov. 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(17.77%)	[1]
Since Inception	18.68%	[1]
Inception Date of Fund	Nov. 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(10.88%)	[1]
Since Inception	20.00%	[1]
Inception Date of Fund	Nov. 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Class P
Average Annual Return:
1 Year	(16.90%)
Since Inception	30.25%
Inception Date of Fund	Nov. 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
Since Inception	1.11%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.60%
Since Inception	0.15%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class D
Average Annual Return:
1 Year	(0.92%)
Since Inception	6.44%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(0.54%)
Since Inception	6.86%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.60%)	[1]
Since Inception	1.13%	[1]
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.34%)	[1]
Since Inception	3.58%	[1]
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class P
Average Annual Return:
1 Year	(0.54%)
Since Inception	6.79%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	2.97%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | FTSE RAFI® US 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	1.06%
Since Inception	4.42%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
5 Years	0.92%
Since Inception	1.21%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Administrative Class
Average Annual Return:
1 Year	5.00%
5 Years	5.28%
Since Inception	7.10%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class D
Average Annual Return:
1 Year	4.74%
5 Years	5.12%
Since Inception	6.94%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class
Average Annual Return:
1 Year	5.33%
5 Years	5.56%
Since Inception	7.39%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.64%	[1]
5 Years	(0.45%)	[1]
Since Inception	1.73%	[1]
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.43%	[1]
5 Years	1.12%	[1]
Since Inception	2.92%	[1]
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class P
Average Annual Return:
1 Year	5.12%
5 Years	5.45%
Since Inception	7.26%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	10.48%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | 60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(0.01%)
Since Inception	10.23%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(5.30%)
Since Inception	9.30%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Administrative Class
Average Annual Return:
1 Year	(1.37%)
Since Inception	9.12%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class D
Average Annual Return:
1 Year	(1.71%)
Since Inception	8.85%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class
Average Annual Return:
1 Year	(1.14%)
Since Inception	9.47%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.31%)	[1]
Since Inception	7.04%	[1]
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.61%)	[1]
Since Inception	6.75%	[1]
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class P
Average Annual Return:
1 Year	(1.23%)
Since Inception	9.38%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
Since Inception	(4.06%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.54%)
5 Years	(4.01%)
Since Inception	(3.34%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	(10.99%)
5 Years	(0.95%)
Since Inception	(0.59%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class D
Average Annual Return:
1 Year	(11.10%)
5 Years	(1.12%)
Since Inception	(0.76%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	(10.75%)
5 Years	(0.69%)
Since Inception	(0.33%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(12.09%)	[1]
5 Years	(4.23%)	[1]
Since Inception	(4.05%)	[1]
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(6.97%)	[1]
5 Years	(2.48%)	[1]
Since Inception	(2.27%)	[1]
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class P
Average Annual Return:
1 Year	(10.66%)
5 Years	(0.76%)
Since Inception	(0.40%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(12.10%)
5 Years	(5.88%)
Since Inception	3.54%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)

Average Annual Return:
1 Year	(13.54%)
5 Years	(4.01%)
Since Inception	5.60%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class D
Average Annual Return:
1 Year	(11.02%)
5 Years	(1.32%)
Since Inception	6.34%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	(10.57%)
5 Years	(0.92%)
Since Inception	6.81%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(12.48%)	[1]
5 Years	(4.77%)	[1]
Since Inception	2.51%	[1]
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(6.63%)	[1]
5 Years	(2.66%)	[1]
Since Inception	3.61%	[1]
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class P
Average Annual Return:
1 Year	(10.66%)
5 Years	(1.01%)
Since Inception	6.75%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Barclays U.S. TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.86%
Since Inception	6.22%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.27%
Since Inception	6.72%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Class D
Average Annual Return:
1 Year	7.03%
Since Inception	5.67%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Institutional Class
Average Annual Return:
1 Year	7.37%
Since Inception	6.04%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.11%	[1]
Since Inception	2.27%	[1]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.73%	[1]
Since Inception	2.97%	[1]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund®) | Class P
Average Annual Return:
1 Year	7.31%
Since Inception	5.99%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Barclays U.S. TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.16%
Since Inception	10.28%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.27%
Since Inception	6.72%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Class D
Average Annual Return:
1 Year	14.15%
Since Inception	9.95%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Institutional Class
Average Annual Return:
1 Year	14.56%
Since Inception	10.35%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	12.37%	[1]
Since Inception	8.34%	[1]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	9.38%	[1]
Since Inception	7.64%	[1]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund®) | Class P
Average Annual Return:
1 Year	14.51%
Since Inception	10.25%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Barclays U.S. Treasury Inflation Notes: 10+ Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.42%
5 Years	10.28%
10 Years	9.81%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	11.08%
5 Years	6.67%
10 Years	7.05%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class
Average Annual Return:
1 Year	22.06%
5 Years	10.58%
10 Years	10.29%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	15.69%	[1]
5 Years	7.35%	[1]
10 Years	7.49%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	14.97%	[1]
5 Years	7.24%	[1]
10 Years	7.31%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Class P
Average Annual Return:
1 Year	21.95%
5 Years	10.49%
10 Years	10.24%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.37%
5 Years	(2.11%)
Since Inception	8.85%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Lipper Real Estate Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.71%
5 Years	(1.80%)
Since Inception	8.46%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class D
Average Annual Return:
1 Year	25.67%
5 Years	4.35%
Since Inception	13.08%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	26.18%
5 Years	4.77%
Since Inception	13.57%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	19.70%	[1]
5 Years	0.10%	[1]
Since Inception	5.77%	[1]
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	16.94%	[1]
5 Years	1.16%	[1]
Since Inception	6.91%	[1]
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class P
Average Annual Return:
1 Year	25.90%
5 Years	4.66%
Since Inception	13.45%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Dow Jones Real Return 2010 Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.68%
Since Inception	4.26%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Dow Jones Real Return Today Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.67%
Since Inception	4.31%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.16%
Since Inception	3.47%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Administrative Class
Average Annual Return:
1 Year	3.69%
Since Inception	4.46%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Class D
Average Annual Return:
1 Year	3.30%
Since Inception	4.09%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Institutional Class
Average Annual Return:
1 Year	3.85%
Since Inception	4.70%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.46%	[1]
Since Inception	1.96%	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.63%	[1]
Since Inception	2.49%	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® Income and Distribution Fund) | Class P
Average Annual Return:
1 Year	3.75%
Since Inception	4.59%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Dow Jones Real Return 2020 Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.03%
Since Inception	3.54%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.09%
Since Inception	1.00%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Administrative Class
Average Annual Return:
1 Year	1.74%
Since Inception	3.06%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Class D
Average Annual Return:
1 Year	1.49%
Since Inception	2.71%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Institutional Class
Average Annual Return:
1 Year	1.96%
Since Inception	3.28%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.67%	[1]
Since Inception	0.59%	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.37%	[1]
Since Inception	1.30%	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2020 Fund) | Class P
Average Annual Return:
1 Year	1.98%
Since Inception	3.22%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Dow Jones Real Return 2030 Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.20%
Since Inception	1.74%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.20%)
Since Inception	(0.08%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Administrative Class
Average Annual Return:
1 Year	(0.39%)
Since Inception	1.74%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Class D
Average Annual Return:
1 Year	(0.68%)
Since Inception	1.38%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Institutional Class
Average Annual Return:
1 Year	(0.22%)
Since Inception	1.97%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.75%)	[1]
Since Inception	(0.85%)	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.07%)	[1]
Since Inception	0.13%	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2030 Fund) | Class P
Average Annual Return:
1 Year	(0.31%)
Since Inception	1.88%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Dow Jones Real Return 2040 Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.96%)
Since Inception	(0.21%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(3.45%)
Since Inception	(0.60%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Administrative Class
Average Annual Return:
1 Year	(1.93%)
Since Inception	1.80%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Class D
Average Annual Return:
1 Year	(2.08%)
Since Inception	1.47%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Institutional Class
Average Annual Return:
1 Year	(1.60%)
Since Inception	2.05%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.37%)	[1]
Since Inception	(1.11%)	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.97%)	[1]
Since Inception	(0.01%)	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2040 Fund) | Class P
Average Annual Return:
1 Year	(1.69%)
Since Inception	2.37%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Dow Jones Real Return 40+ Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
Since Inception	(1.11%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(4.07%)
Since Inception	(0.83%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Administrative Class
Average Annual Return:
1 Year	(3.42%)
Since Inception	1.66%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Class D
Average Annual Return:
1 Year	(3.68%)
Since Inception	1.31%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Institutional Class
Average Annual Return:
1 Year	(3.11%)
Since Inception	1.91%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.05%)	[1]
Since Inception	(1.01%)	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.00%)	[1]
Since Inception	0.02%	[1]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement® 2050 Fund) | Class P
Average Annual Return:
1 Year	(3.20%)
Since Inception	2.26%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Russell 2000 ® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
Since Inception	0.79%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
5 Years	0.92%
Since Inception	1.07%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class D
Average Annual Return:
1 Year	(5.02%)
5 Years	5.67%
Since Inception	5.65%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class
Average Annual Return:
1 Year	(4.67%)
5 Years	6.05%
Since Inception	6.04%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.16%)	[1]
5 Years	1.39%	[1]
Since Inception	1.90%	[1]
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.03%)	[1]
5 Years	2.41%	[1]
Since Inception	2.71%	[1]
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class P
Average Annual Return:
1 Year	(4.92%)
5 Years	5.91%
Since Inception	5.91%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(0.59%)
5 Years	(0.81%)
10 Years	2.46%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Administrative Class
Average Annual Return:
1 Year	1.36%
5 Years	(0.42%)
10 Years	2.76%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Class D
Average Annual Return:
1 Year	1.19%
5 Years	(0.54%)
10 Years	2.62%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Institutional Class
Average Annual Return:
1 Year	1.67%
5 Years	(0.16%)
10 Years	3.03%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.10%)	[1]
5 Years	(2.46%)	[1]
10 Years	1.09%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.02%	[1]
5 Years	(1.38%)	[1]
10 Years	1.49%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Fund) | Class P
Average Annual Return:
1 Year	1.48%
5 Years	(0.24%)
10 Years	3.00%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
Since Inception	(1.45%)
Inception Date of Fund	Aug. 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	25.58%
Since Inception	7.24%
Inception Date of Fund	Aug. 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
Since Inception	0.74%
Inception Date of Fund	Aug. 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | Institutional Class
Average Annual Return:
1 Year	21.15%
Since Inception	7.52%
Inception Date of Fund	Aug. 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	19.82%	[1]
Since Inception	3.83%	[1]
Inception Date of Fund	Aug. 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Long Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	15.12%	[1]
Since Inception	4.54%	[1]
Inception Date of Fund	Aug. 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.61%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(0.59%)
5 Years	(0.81%)
Since Inception	4.03%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Class D
Average Annual Return:
1 Year	2.47%
5 Years	2.06%
Since Inception	6.45%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class
Average Annual Return:
1 Year	2.81%
5 Years	2.43%
Since Inception	6.84%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.65%	[1]
5 Years	(1.06%)	[1]
Since Inception	3.88%	[1]
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.83%	[1]
5 Years	0.04%	[1]
Since Inception	4.30%	[1]
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Class P
Average Annual Return:
1 Year	2.80%
5 Years	2.36%
Since Inception	6.80%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.97%
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.34%)
5 Years	(3.22%)
Since Inception	(6.97%)
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(11.77%)
5 Years	(15.97%)
Since Inception	(14.06%)
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class D
Average Annual Return:
1 Year	(5.28%)
5 Years	2.95%
Since Inception	0.94%
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(4.84%)
5 Years	3.45%
Since Inception	1.40%
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.63%)	[1]
5 Years	0.54%	[1]
Since Inception	(0.79%)	[1]
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.12%)	[1]
5 Years	2.65%	[1]
Since Inception	0.76%	[1]
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class P
Average Annual Return:
1 Year	(5.03%)
5 Years	3.35%
Since Inception	1.32%
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.62%
Since Inception	5.51%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.71%
Since Inception	5.65%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class D
Average Annual Return:
1 Year	6.98%
Since Inception	4.98%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class
Average Annual Return:
1 Year	7.40%
Since Inception	5.40%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.37%	[1]
Since Inception	5.31%	[1]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.51%	[1]
Since Inception	4.82%	[1]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class P
Average Annual Return:
1 Year	7.30%
Since Inception	5.30%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%
5 Years	6.90%
Since Inception	6.11%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.00%
5 Years	7.25%
Since Inception	7.50%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.25%)
5 Years	1.61%
Since Inception	6.34%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A
Average Annual Return:
1 Year	(1.95%)
5 Years	4.21%
Since Inception	7.34%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.06%)	[2]
5 Years	1.83%	[2]
Since Inception	5.11%	[2]
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.26%)	[2]
5 Years	2.19%	[2]
Since Inception	5.03%	[2]
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class B
Average Annual Return:
1 Year	(2.22%)
5 Years	4.15%
Since Inception	7.09%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class C
Average Annual Return:
1 Year	0.15%
5 Years	4.24%
Since Inception	6.97%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class R
Average Annual Return:
1 Year	1.57%
5 Years	4.71%
Since Inception	7.47%
Inception Date of Fund	Jul. 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.50%
5 Years	8.75%
Since Inception	9.05%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.32%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.25%)
5 Years	1.61%
Since Inception	5.19%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A
Average Annual Return:
1 Year	(3.08%)
5 Years	5.43%
Since Inception	6.29%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.65%)	[2]
5 Years	2.99%	[2]
Since Inception	3.90%	[2]
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.00%)	[2]
5 Years	3.23%	[2]
Since Inception	4.00%	[2]
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class C
Average Annual Return:
1 Year	0.76%
5 Years	5.44%
Since Inception	5.98%
Inception Date of Fund	Oct. 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.64%
Since Inception	(7.14%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
Since Inception	4.26%
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(8.04%)
Since Inception	(11.62%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class A
Average Annual Return:
1 Year	4.31%
Since Inception	(11.14%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.22%	[2]
Since Inception	(11.20%)	[2]
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.80%	[2]
Since Inception	(9.47%)	[2]
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Short Strategy Fund) | Class C
Average Annual Return:
1 Year	8.46%
Since Inception	(8.84%)
Inception Date of Fund	Aug. 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(3.46%)
Since Inception	13.31%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Lipper Commodities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(7.66%)
Since Inception	10.31%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class A
Average Annual Return:
1 Year	(8.27%)
Since Inception	10.93%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.72%)	[2]
Since Inception	6.65%	[2]
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.16%)	[2]
Since Inception	7.13%	[2]
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class C
Average Annual Return:
1 Year	(4.41%)
Since Inception	14.15%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS® Strategy Fund) | Class R
Average Annual Return:
1 Year	(3.10%)
Since Inception	14.68%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
5 Years	(2.07%)
Since Inception	5.64%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(7.66%)
5 Years	(2.21%)
Since Inception	3.52%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A
Average Annual Return:
1 Year	(13.15%)
5 Years	0.74%
Since Inception	8.78%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(20.79%)	[2]
5 Years	(4.71%)	[2]
Since Inception	3.97%	[2]
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(8.17%)	[2]
5 Years	(2.39%)	[2]
Since Inception	4.88%	[2]
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class B
Average Annual Return:
1 Year	(12.18%)
5 Years	0.95%
Since Inception	8.75%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class C
Average Annual Return:
1 Year	(9.49%)
5 Years	1.13%
Since Inception	8.62%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class R
Average Annual Return:
1 Year	(8.29%)
5 Years	1.44%
Since Inception	8.86%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
Since Inception	1.11%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.60%
Since Inception	0.15%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Average Annual Return:
1 Year	(4.62%)
Since Inception	5.35%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(7.48%)	[2]
Since Inception	(0.29%)	[2]
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.99%)	[2]
Since Inception	2.34%	[2]
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class C
Average Annual Return:
1 Year	(2.50%)
Since Inception	5.88%
Inception Date of Fund	Feb. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | FTSE RAFI® US 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	1.06%
Since Inception	4.42%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	2.97%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
5 Years	0.92%
Since Inception	1.21%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A
Average Annual Return:
1 Year	0.75%
5 Years	4.31%
Since Inception	6.30%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.74%)	[2]
5 Years	(1.63%)	[2]
Since Inception	0.73%	[2]
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.46%	[2]
5 Years	0.11%	[2]
Since Inception	2.05%	[2]
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class C
Average Annual Return:
1 Year	3.05%
5 Years	4.35%
Since Inception	6.18%
Inception Date of Fund	Jun. 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	10.48%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | 60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(0.01%)
Since Inception	10.23%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(5.30%)
Since Inception	9.30%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A
Average Annual Return:
1 Year	(7.08%)
Since Inception	7.56%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.95%)	[2]
Since Inception	5.31%	[2]
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(4.48%)	[2]
Since Inception	5.20%	[2]
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class C
Average Annual Return:
1 Year	(3.38%)
Since Inception	8.07%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class R
Average Annual Return:
1 Year	(1.98%)
Since Inception	8.57%
Inception Date of Fund	Oct. 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
Since Inception	(4.06%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.54%)
5 Years	(4.01%)
Since Inception	(3.34%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A
Average Annual Return:
1 Year	(14.41%)
5 Years	(1.84%)
Since Inception	(1.47%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(15.62%)	[2]
5 Years	(5.29%)	[2]
Since Inception	(5.10%)	[2]
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(9.35%)	[2]
5 Years	(3.37%)	[2]
Since Inception	(3.16%)	[2]
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class C
Average Annual Return:
1 Year	(12.39%)
5 Years	(1.82%)
Since Inception	(1.46%)
Inception Date of Fund	Nov. 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(12.10%)
5 Years	(5.88%)
Since Inception	3.54%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.54%)
5 Years	(4.01%)
Since Inception	5.60%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Average Annual Return:
1 Year	(14.20%)
5 Years	(2.41%)
Since Inception	5.64%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(16.02%)	[2]
5 Years	(6.20%)	[2]
Since Inception	1.42%	[2]
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(8.99%)	[2]
5 Years	(3.86%)	[2]
Since Inception	2.64%	[2]
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class B
Average Annual Return:
1 Year	(15.60%)
5 Years	(2.20%)
Since Inception	5.63%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class C
Average Annual Return:
1 Year	(12.45%)
5 Years	(2.04%)
Since Inception	5.60%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund®) | Barclays US TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.86%
Since Inception	6.22%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund®) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.27%
Since Inception	6.72%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund®) | Class A
Average Annual Return:
1 Year	3.05%
Since Inception	3.96%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund®) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.96%)	[2]
Since Inception	0.33%	[2]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund®) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.92%	[2]
Since Inception	1.28%	[2]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund®) | Class C
Average Annual Return:
1 Year	5.55%
Since Inception	5.33%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund®) | Barclays US TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.16%
Since Inception	10.28%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund®) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.27%
Since Inception	6.72%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund®) | Class A
Average Annual Return:
1 Year	9.91%
Since Inception	8.03%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund®) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.88%	[2]
Since Inception	6.13%	[2]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund®) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	6.36%	[2]
Since Inception	5.71%	[2]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund®) | Class C
Average Annual Return:
1 Year	12.72%
Since Inception	9.42%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.37%
5 Years	(2.11%)
Since Inception	8.85%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Lipper Real Estate Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.71%
5 Years	(1.80%)
Since Inception	8.46%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A
Average Annual Return:
1 Year	18.56%
5 Years	3.12%
Since Inception	12.26%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	12.38%	[2]
5 Years	(1.52%)	[2]
Since Inception	4.53%	[2]
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	12.01%	[2]
5 Years	(0.22%)	[2]
Since Inception	5.82%	[2]
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class B
Average Annual Return:
1 Year	19.86%
5 Years	3.31%
Since Inception	12.18%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class C
Average Annual Return:
1 Year	23.74%
5 Years	3.51%
Since Inception	12.19%
Inception Date of Fund	Oct. 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Dow Jones Real Return Today Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.67%
Since Inception	4.31%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Dow Jones Real Return 2010 Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.68%
Since Inception	4.26%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.16%
Since Inception	3.47%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Class A
Average Annual Return:
1 Year	(2.34%)
Since Inception	2.56%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.50%)	[2]
Since Inception	0.01%	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.39%)	[2]
Since Inception	0.78%	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Class C
Average Annual Return:
1 Year	1.70%
Since Inception	3.37%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® Income and Distribution Fund) | Class R
Average Annual Return:
1 Year	3.11%
Since Inception	3.83%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Dow Jones Real Return 2020 Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.03%
Since Inception	3.54%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.09%
Since Inception	1.00%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Class A
Average Annual Return:
1 Year	(4.18%)
Since Inception	1.14%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.24%)	[2]
Since Inception	(1.34%)	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.63%)	[2]
Since Inception	(0.39%)	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Class C
Average Annual Return:
1 Year	(0.22%)
Since Inception	1.98%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2020 Fund) | Class R
Average Annual Return:
1 Year	1.20%
Since Inception	2.47%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Dow Jones Real Return 2030 Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.20%
Since Inception	1.74%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.20%)
Since Inception	(0.08%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Class A
Average Annual Return:
1 Year	(6.10%)
Since Inception	(0.13%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(7.41%)	[2]
Since Inception	(2.75%)	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.90%)	[2]
Since Inception	(1.52%)	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Class C
Average Annual Return:
1 Year	(2.36%)
Since Inception	0.66%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2030 Fund) | Class R
Average Annual Return:
1 Year	(1.00%)
Since Inception	1.11%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Dow Jones Real Return 2040 Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.96%)
Since Inception	(0.21%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(3.45%)
Since Inception	(0.60%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Class A
Average Annual Return:
1 Year	(7.30%)
Since Inception	(0.03%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.84%)	[2]
Since Inception	(3.00%)	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(4.68%)	[2]
Since Inception	(1.65%)	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Class C
Average Annual Return:
1 Year	(3.76%)
Since Inception	0.73%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2040 Fund) | Class R
Average Annual Return:
1 Year	(2.46%)
Since Inception	1.23%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Dow Jones Real Return 40+ Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
Since Inception	(1.11%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(4.07%)
Since Inception	(0.83%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Class A
Average Annual Return:
1 Year	(8.93%)
Since Inception	(0.17%)
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(10.64%)	[2]
Since Inception	(2.93%)	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.78%)	[2]
Since Inception	(1.64%)	[2]
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Class C
Average Annual Return:
1 Year	(5.34%)
Since Inception	0.57%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement® 2050 Fund) | Class R
Average Annual Return:
1 Year	(3.88%)
Since Inception	1.11%
Inception Date of Fund	Mar. 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Russell 2000 ® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
Since Inception	0.79%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
5 Years	0.92%
Since Inception	1.07%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A
Average Annual Return:
1 Year	(8.65%)
5 Years	4.93%
Since Inception	5.00%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(10.00%)	[2]
5 Years	0.37%	[2]
Since Inception	0.95%	[2]
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.61%)	[2]
5 Years	1.51%	[2]
Since Inception	1.88%	[2]
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class C
Average Annual Return:
1 Year	(6.56%)
5 Years	4.87%
Since Inception	4.85%
Inception Date of Fund	Mar. 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(0.59%)
5 Years	(0.81%)
10 Years	2.46%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class A
Average Annual Return:
1 Year	(2.58%)
5 Years	(1.15%)
10 Years	2.29%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.21%)	[2]
5 Years	(3.39%)	[2]
10 Years	0.42%	[2]
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.74%)	[2]
5 Years	(2.17%)	[2]
10 Years	0.90%	[2]
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class B
Average Annual Return:
1 Year	(4.09%)
5 Years	(1.59%)
10 Years	2.08%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class C
Average Annual Return:
1 Year	(0.25%)
5 Years	(1.03%)
10 Years	2.11%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Fund) | Class R
Average Annual Return:
1 Year	1.13%
5 Years	(0.76%)
10 Years	2.39%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.61%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(0.59%)
5 Years	(0.81%)
Since Inception	4.03%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A
Average Annual Return:
1 Year	(1.44%)
5 Years	1.25%
Since Inception	6.03%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.46%)	[2]
5 Years	(2.09%)	[2]
Since Inception	3.19%	[2]
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.93%)	[2]
5 Years	(0.86%)	[2]
Since Inception	3.66%	[2]
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class B
Average Annual Return:
1 Year	(1.92%)
5 Years	1.20%
Since Inception	5.78%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class C
Average Annual Return:
1 Year	0.70%
5 Years	1.27%
Since Inception	5.65%
Inception Date of Fund	Jun. 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.97%
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.34%)
5 Years	(3.22%)
Since Inception	(6.97%)
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(11.77%)
5 Years	(15.97%)
Since Inception	(14.06%)
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A
Average Annual Return:
1 Year	(8.85%)
5 Years	2.11%
Since Inception	0.47%
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.53%)	[2]
5 Years	(0.78%)	[2]
Since Inception	(1.70%)	[2]
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.73%)	[2]
5 Years	1.54%	[2]
Since Inception	none	[2]
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class C
Average Annual Return:
1 Year	(7.06%)
5 Years	2.14%
Since Inception	0.17%
Inception Date of Fund	Jul. 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.62%
Since Inception	5.51%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.71%
Since Inception	5.65%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A
Average Annual Return:
1 Year	2.93%
Since Inception	3.14%
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.91%	[2]
Since Inception	3.05%	[2]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.44%	[2]
Since Inception	2.83%	[2]
Inception Date of Fund	Oct. 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class C
Average Annual Return:
1 Year	5.44%
Since Inception	4.45%
Inception Date of Fund	Oct. 30, 2009

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.